Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Lease costs on units leased back from related parties
In the 12 months ended December 31, 2013, the Company incurred the following lease costs on units leased from the Ship Finance subsidiaries.

(US$ millions)	2013	2012	2011
West Prospero	—	—	7
West Polaris	70	114	126
West Hercules	77	75	120
West Taurus	112	114	112
Total	259	303	365